SHAREHOLDERS’ EQUITY (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended	12 Months Ended
	Oct. 15, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Reserve share split	3-for-1 share split	3-for-1 share split
Outstanding common shares		21,628,452	21,628,452	20,350,842
Share price			¥ 211
Gross proceeds			¥ 270,002
Minimum [Member]
Outstanding common shares		7,209,484
Issuance of shares			1,277,610
Maximum [Member]
Outstanding common shares		21,628,452